Contingencies, Commitments and Responsibilities - Schedule of Responsibilities Arising From the Regular Course of Business (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Third party operations
Collections	$ 16,540	$ 17,985
Transferred financial assets managed by the Bank	1,183,053	1,200,155
Third party funds under management		2,541,495
Subtotals	1,199,593	3,759,635
Custody of securities
Securities held in custody	2,269,967	5,229,078
Securities held in custody deposited in other entities	259
Securities issued by the Bank held in custody	105,585	131,648
Subtotals	2,375,811	5,360,726
Totals	$ 3,575,404	$ 9,120,361